Revenue (Table)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of disaggregation of revenues

	For Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Product sales recognized at point of time	3,873,589	2,644,214	3,357,202

Service
- revenues recognized over time	5,479,799	5,675,173	5,344,173
-revenues recognized at point of time	42,868	81,244	110,638

Total revenue	9,396,256	8,400,631	8,812,013

Schedule of contract liability

Advances from
Customers
Opening Balance as of January 1, 2022	63,677
Net increase	57,181
Ending Balance as of December 31, 2022	120,858
Net increase	42,379
Ending Balance as of December 31, 2023	163,237